UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

American Heritage Auto Funding LLC

(Exact name of Issuer as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0002040619

Central Index Key Number of underwriter (if applicable): N/A

Brian Schmitt, (215) 969-2841

Name and telephone number, including area code,

of the person to contact in connection with this filing

1	American Heritage Auto Funding LLC is filing this Form ABS-15G on its own behalf and on behalf of its affiliate, American Heritage Auto Receivables Trust 2024-1.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS:

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an independent accountants’ report on applying agreed-upon procedures, dated October 18, 2024, of Grant Thornton LLP obtained by the issuer, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by Grant Thornton LLP pertaining to the issuer’s Series 2024-1 Automobile Receivables-Backed Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

American Heritage Federal Credit Union

By:	/s/ Brian Schmitt
Name: Brian Schmitt
Title: Chief Financial Officer

Date: October 18, 2024

EXHIBIT INDEX

Exhibit 99.1:	Agreed-upon procedures report, dated October 18, 2024 of Grant Thornton LLP.